Other operating income and expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Government grant income	€ 321	€ 21	€ 11
Amortization of gain on sale and leaseback transactions			119
Reimbursement of transaction costs	68	127	121
Gains from foreign exchange transactions	849	1,657	794
Other	365	338	252
Total	1,603	2,143	1,297
Movement of impairment on trade receivables	75	132	38
Other operating expense
Impairment loss on trade receivables	120	60	224
Losses from foreign exchange transactions	2,545	880	511
Impairment loss on inventory	100
Other	34	5	16
Total	€ 2,799	€ 945	€ 751